Schedule of Investments ─ IQ Global Resources ETF

July 31, 2023 (unaudited)

	Shares	Value
Common Stocks — 99.8%
Australia — 12.8%
Australian Agricultural Co., Ltd.*	9,577	$9,616
BHP Group Ltd.	45,048	1,396,661
Champion Iron Ltd.	4,545	18,315
Evolution Mining Ltd.	16,126	40,206
Fortescue Metals Group Ltd.	27,359	399,689
Glencore PLC	113,930	694,170
Gold Road Resources Ltd.	9,456	10,036
IGO Ltd.	6,645	61,793
Iluka Resources Ltd.	3,731	25,694
Inghams Group Ltd.	5,904	11,139
Mineral Resources Ltd.	1,654	79,612
Newcrest Mining Ltd.	7,927	141,072
Northern Star Resources Ltd.	10,090	78,258
OceanaGold Corp.	6,198	12,996
Perseus Mining Ltd.	12,018	14,051
Ramelius Resources Ltd.	7,666	6,586
Regis Resources Ltd.	6,634	7,488
Rio Tinto PLC	14,456	957,893
Santos Ltd.	11,914	63,905
Silver Lake Resources Ltd.*	8,170	4,900
South32 Ltd.	40,564	106,056
Woodside Energy Group Ltd.	6,887	176,304

Total Australia		4,316,440

Austria — 0.3%
OMV AG	1,181	53,386
voestalpine AG	1,558	51,705

Total Austria		105,091

Brazil — 1.0%
Wheaton Precious Metals Corp.	4,035	181,265
Yara International ASA	4,089	167,497

Total Brazil		348,762

Burkina Faso — 0.2%
Endeavour Mining PLC	2,201	53,276
IAMGOLD Corp.*	4,215	11,528

Total Burkina Faso		64,804

Canada — 8.3%
Agnico Eagle Mines Ltd.	4,072	213,863
Alamos Gold, Inc., Class A	3,465	42,883
B2Gold Corp.	9,443	32,786
Barrick Gold Corp.	15,660	271,024
Canadian Natural Resources Ltd.	4,016	244,667
Capstone Copper Corp.*	6,087	31,863
Cenovus Energy, Inc.	6,894	131,359
Centerra Gold, Inc.	1,922	12,353
Dundee Precious Metals, Inc.	1,672	11,648
Enbridge, Inc.	7,375	271,635
Equinox Gold Corp.*	2,705	14,221
First Majestic Silver Corp.	2,399	16,039
Fortuna Silver Mines, Inc.*	2,554	9,120
Imperial Oil Ltd.	2,110	113,880
K92 Mining, Inc.*	2,054	9,722
Kinross Gold Corp.	10,753	53,673
Lundin Gold, Inc.	2,073	27,845
Maple Leaf Foods, Inc.	1,936	40,478
New Gold, Inc.*	6,004	7,070
Nutrien Ltd.	8,155	562,997
Osisko Gold Royalties Ltd.	1,619	24,047
	Shares	Value
Common Stocks (continued)
Canada (continued)
Pan American Silver Corp.	1,854	$31,439
Pembina Pipeline Corp.	1,986	62,994
Premium Brands Holdings Corp.	710	57,884
Sandstorm Gold Ltd.	2,630	14,686
SSR Mining, Inc.	1,819	26,547
Suncor Energy, Inc.	4,871	152,689
TC Energy Corp.	3,707	133,100
Torex Gold Resources, Inc.*	755	10,612
Tourmaline Oil Corp.	1,223	63,498
Wesdome Gold Mines Ltd.*	1,268	6,753
West Fraser Timber Co., Ltd.	1,259	106,268

Total Canada		2,809,643

Chile — 0.7%
Antofagasta PLC	8,799	189,914
Lundin Mining Corp.	6,783	60,757

Total Chile		250,671

China — 3.4%
China Hongqiao Group Ltd.(a)	83,374	80,074
China Modern Dairy Holdings Ltd.	125,909	13,562
CMOC Group Ltd., Class H	190,557	127,059
COFCO Joycome Foods Ltd.*	62,067	17,191
Dali Foods Group Co., Ltd.	210,847	98,141
Guangdong Investment Ltd.	47,472	41,027
MMG Ltd.*	76,020	27,781
Southern Energy Holdings Group Ltd.*(b)	53,183	0
Wilmar International Ltd.	100,285	291,535
Zhaojin Mining Industry Co., Ltd., Class H	28,776	41,474
Zijin Mining Group Co., Ltd., Class H	234,038	400,932

Total China		1,138,776

Denmark — 0.5%
Chr Hansen Holding A/S	2,114	160,130

Egypt — 0.0%(c)
Centamin PLC	10,170	12,608

Finland — 2.0%
Metso Outotec OYJ	7,360	83,785
Neste OYJ	2,772	102,262
Stora Enso OYJ, Class R	11,878	146,087
UPM-Kymmene OYJ	8,033	266,589
Valmet OYJ	2,928	77,833

Total Finland		676,556

France — 2.1%
TotalEnergies SE	9,032	550,291
Veolia Environnement SA	4,705	153,550

Total France		703,841

Germany — 0.3%
Aurubis AG	384	36,216
Suedzucker AG	3,247	56,384

Total Germany		92,600

Schedule of Investments ─ IQ Global Resources ETF (continued)

July 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Hong Kong — 0.1%
Vitasoy International Holdings Ltd.	17,033	$22,584

Indonesia — 0.2%
Golden Agri-Resources Ltd.	201,782	37,992
Nickel Industries Ltd.	24,002	13,343

Total Indonesia		51,335

Ireland — 0.8%
Kerry Group PLC, Class A	2,843	283,237

Italy — 0.7%
Eni SpA	12,822	196,277
Interpump Group SpA	791	43,152

Total Italy		239,429

Japan — 4.0%
Ajinomoto Co., Inc.	8,535	332,617
ARE Holdings, Inc.	699	9,387
Fuji Oil Holdings, Inc.	1,364	19,253
Itoham Yonekyu Holdings, Inc.	4,545	23,096
JFE Holdings, Inc.	5,096	82,387
Kagome Co., Ltd.	1,365	30,455
Kewpie Corp.	2,205	35,811
Kikkoman Corp.	3,065	176,548
NH Foods Ltd.	1,625	46,938
Nichirei Corp.	2,042	46,695
Nippon Steel Corp.	8,180	186,883
Nisshin Seifun Group, Inc.	4,716	58,552
Oji Holdings Corp.	15,712	62,039
Prima Meat Packers Ltd.	797	12,436
S Foods, Inc.	501	11,813
Sumitomo Metal Mining Co., Ltd.	2,411	83,387
Toyo Suisan Kaisha Ltd.	1,620	67,147
Yamazaki Baking Co., Ltd.	3,309	47,790

Total Japan		1,333,234

Luxembourg — 0.6%
ArcelorMittal SA	7,180	208,199

Mexico — 1.9%
Fresnillo PLC(a)	6,487	51,598
Southern Copper Corp.	6,898	603,161

Total Mexico		654,759

Netherlands — 2.6%
OCI NV*	3,347	95,503
Shell PLC	25,429	774,115

Total Netherlands		869,618

New Zealand — 0.1%
Fletcher Building Ltd.	12,358	42,916

Norway — 1.4%
Equinor ASA	11,392	347,283
	Shares	Value
Common Stocks (continued)
Norway (continued)
Norsk Hydro ASA	18,194	$119,417

Total Norway		466,700

Portugal — 0.1%
Navigator Co. SA (The)	11,306	39,740

South Africa — 1.0%
Anglo American PLC	10,826	333,468

Spain — 0.3%
Befesa SA	352	13,521
Repsol SA	4,791	73,424

Total Spain		86,945

Sweden — 0.7%
AAK AB	4,127	79,418
Boliden AB	2,406	71,006
Holmen AB, B Shares(a)	2,436	94,009

Total Sweden		244,433

Switzerland — 0.1%
Bell Food Group AG	99	29,408

Turkey — 0.1%
Eldorado Gold Corp.*	1,618	15,894

United Kingdom — 3.2%
Associated British Foods PLC	12,685	334,585
BP PLC	65,482	406,940
Cranswick PLC	852	36,570
Greggs PLC	1,618	57,500
Severn Trent PLC	1,688	55,470
Spirax-Sarco Engineering PLC	495	70,854
Tate & Lyle PLC	7,392	70,999
United Utilities Group PLC	4,576	58,818

Total United Kingdom		1,091,736

United States — 49.8%
Alcoa Corp.	1,557	56,348
American Water Works Co., Inc.	1,220	179,865
Archer-Daniels-Midland Co.	8,795	747,223
Armstrong World Industries, Inc.	724	56,009
ATI, Inc.*	1,129	53,831
Baker Hughes Co.	3,632	129,989
Boise Cascade Co.	628	64,992
Builders FirstSource, Inc.*	2,093	302,292
Bunge Ltd.	2,408	261,677
Campbell Soup Co.	4,803	220,073
Cheniere Energy, Inc.	894	144,703
Chevron Corp.	6,975	1,141,529
Cleveland-Cliffs, Inc.*	4,517	79,725
Coeur Mining, Inc.*	2,602	8,014
Commercial Metals Co.	1,031	58,994
Conagra Brands, Inc.	7,656	251,193
ConocoPhillips	4,457	524,678
Coterra Energy, Inc.	2,773	76,368
Devon Energy Corp.	2,357	127,278

Schedule of Investments ─ IQ Global Resources ETF (continued)

July 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
United States (continued)
Diamondback Energy, Inc.	649	$95,611
Dover Corp.	937	136,774
Ecolab, Inc.	1,908	349,431
EOG Resources, Inc.	2,142	283,879
Essential Utilities, Inc.	1,769	74,811
Exxon Mobil Corp.	14,867	1,594,337
Flowers Foods, Inc.	3,358	82,976
FMC Corp.	2,010	193,422
Freeport-McMoRan, Inc.	12,759	569,689
Fresh Del Monte Produce, Inc.	761	20,227
General Mills, Inc.	9,461	707,115
Graco, Inc.	1,125	89,246
Hain Celestial Group, Inc. (The)*	1,422	18,017
Halliburton Co.	3,257	127,284
Hecla Mining Co.(a)	5,275	30,384
Hess Corp.	1,116	169,331
Hormel Foods Corp.	8,787	359,213
IDEX Corp.	507	114,486
Ingredion, Inc.	1,056	117,491
International Paper Co.	5,281	190,433
J&J Snack Foods Corp.	306	49,058
Kellogg Co.	5,496	367,627
Kinder Morgan, Inc.	8,186	144,974
Kraft Heinz Co. (The)	19,697	712,637
Louisiana-Pacific Corp.	1,141	86,864
Marathon Oil Corp.	2,285	60,027
Marathon Petroleum Corp.	1,655	220,148
Mondelez International, Inc., Class A	21,962	1,628,043
Mosaic Co. (The)	5,446	221,979
Mueller Industries, Inc.	502	40,692
Newmont Corp.	7,075	303,659
Nucor Corp.	2,262	389,268
Occidental Petroleum Corp.	3,280	207,066
ONEOK, Inc.	1,614	108,203
Pentair PLC	1,104	76,728
Phillips 66	1,698	189,412
Pilgrim’s Pride Corp.*	3,762	93,185
Pioneer Natural Resources Co.	860	194,076
Post Holdings, Inc.*	937	79,926
Reliance Steel & Aluminum Co.	525	153,752
Schlumberger NV	5,177	302,026
Seaboard Corp.	19	68,495
Simpson Manufacturing Co., Inc.	642	101,436
Steel Dynamics, Inc.	1,543	164,453
Targa Resources Corp.	816	66,904
Tyson Foods, Inc., Class A	5,600	312,032
UFP Industries, Inc.	929	95,464
United States Steel Corp.	2,010	51,255
Valero Energy Corp.	1,357	174,931
Watts Water Technologies, Inc., Class A	242	45,140
Williams Cos., Inc. (The)	4,436	152,820
Xylem, Inc.	1,209	136,315

Total United States		16,807,533

Zambia — 0.5%
First Quantum Minerals Ltd.	6,122	181,904

Total Common Stocks
(Cost $30,167,778)		33,682,994
	Shares	Value
Short-Term Investments — 0.3%

Money Market Funds — 0.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.20%(d)(e)	94,411	$94,411
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.30%(d)	23,337	23,337
Total Short-Term Investments
(Cost $117,748)		117,748

Total Investments — 100.1%
(Cost $30,285,526)		33,800,742
Other Assets and Liabilities, Net — (0.1)%		(44,817)
Net Assets — 100.0%		$33,755,925

		% of
Industry	Value	Net Assets
Energy	$10,153,585	30.1%
Grains Food Fiber	8,879,557	26.3
Industrial Metals	7,881,926	23.4
Precious Metals	2,333,734	6.9
Timber	1,732,969	5.1
Water	1,625,667	4.8
Livestock	1,075,556	3.2
Money Market Funds	117,748	0.3
Total Investments	$33,800,742	100.1%
Other Assets and Liabilities, Net	(44,817)	(0.1)
Total Net Assets	$33,755,925	100.0%

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $244,157; total market value of collateral held by the Fund was $254,331. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $159,920.
(b)	Security is fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The security is fair valued using significant unobservable inputs.
(c)	Less than 0.05%.
(d)	Reflects the 1-day yield at July 31, 2023.
(e)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ IQ Global Resources ETF (continued)

July 31, 2023 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3		Total
Asset Valuation Inputs
Investments in Securities:(f)
Common Stocks	$33,682,994	$–	$0	(g)	$33,682,994
Short-Term Investments:
Money Market Funds	117,748	–	–		117,748
Total Investments in Securities	$33,800,742	$–	$0		$33,800,742

(f)	For a complete listing of investments and their countries, see the Schedule of Investments.
(g)	The Level 3 security, valued at $0, has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of period. For the period ended July 31, 2023, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.